Deferred Income Tax Assets and Liabilities_Deferred Income Tax Assets And Liabilities(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)		Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 KRW (₩)
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		₩ 2,493,796		₩ 1,715,391
Total deferred income tax liabilities		(3,591,024)		(2,489,587)
Total deferred income tax liabilities (assets)		(1,097,228)		(774,196)
Offsetting Of Deferred Income Tax Assets And Liabilities [Abstract]
Offsetting Of Deferred Income Tax Assets		(2,428,738)		(1,711,794)
Offsetting Of Deferred Income Tax Liabilities		2,428,738		1,711,794
Net Deferred Tax Assets And Liabilities Abstract [Abstract]
Total net deferred income tax assets		65,058		3,597	$ 59,900
Total net deferred income tax liabilities		(1,162,286)		(777,793)	$ (1,070,137)
Total net deferred income tax liabilities (assets)		(1,097,228)		(774,196)
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Abstract [Line Items]
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Other Provisions		3,054		4,788
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Investments In Subsidiaries And Others		242,875		67,645
Deductible Temporary Differences For Which No Deferred Tax Asset Is Recognised Others		75,831		125,158
Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures Abstract [Line Items]
Taxable Temporary Differences Associated With Investments In Subsidiaries Branches And Associates And Interests In Joint Ventures		(260,739)		(68,836)
Taxable Temporary Differences Associated With Business Combination		(65,288)		(65,288)
Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		2,493,796		1,715,391
Total deferred income tax liabilities		(3,591,024)		(2,489,587)
Total deferred income tax liabilities (assets)		(1,097,228)		(774,196)
Other provisions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		149,259		115,500
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		149,259		115,500
Allowances for credit losses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		26,496		451
Total deferred income tax liabilities		(3,356)		(3,266)
Total deferred income tax liabilities (assets)		23,140		(2,815)
Impairment losses of property and equipment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		3,992		4,396
Total deferred income tax liabilities		(1,889)		(1,952)
Total deferred income tax liabilities (assets)		2,103		2,444
Share based payments
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		17,718		18,002
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		17,718		18,002
Provisions for acceptance and guarantees
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		17,046		20,959
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		17,046		20,959
Gains or losses on valuation of derivatives
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		20,645		51,160
Total deferred income tax liabilities		(223,482)		(158,604)
Total deferred income tax liabilities (assets)		(202,837)		(107,444)
Present value discount
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		17,058		8,244
Total deferred income tax liabilities		(3,041)		(4,201)
Total deferred income tax liabilities (assets)		14,017		4,043
Gains or losses on fair value hedge
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		21,060		12,123
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		21,060		12,123
Accrued interest
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(125,835)		(110,359)
Total deferred income tax liabilities (assets)		(125,835)		(110,359)
Deferred loan origination fees and costs
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		7,224		531
Total deferred income tax liabilities		(226,821)		(199,000)
Total deferred income tax liabilities (assets)		(219,597)		(198,469)
Advnaced depreciation provision
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(1,703)		(1,703)
Total deferred income tax liabilities (assets)		(1,703)		(1,703)
Gains or losses on revaluation
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		338		549
Total deferred income tax liabilities		(319,698)		(329,331)
Total deferred income tax liabilities (assets)		(319,360)		(328,782)
Investments in subsidiaries and others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		38,164		35,306
Total deferred income tax liabilities		(111,589)		(105,470)
Total deferred income tax liabilities (assets)		(73,425)		(70,164)
Gains or losses on valuation of security investment
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		73,857		39,949
Total deferred income tax liabilities		(1,232,689)		(265,934)
Total deferred income tax liabilities (assets)		(1,158,832)		(225,985)
Defined benefit liabilities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		606,146		557,423
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		606,146		557,423
Accrued expenses
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		334,900		249,999
Total deferred income tax liabilities		0		0
Total deferred income tax liabilities (assets)		334,900		249,999
Retirement insurance expense
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(541,317)		(489,602)
Total deferred income tax liabilities (assets)		(541,317)		(489,602)
Adjustments to the prepaid contributions
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		0		0
Total deferred income tax liabilities		(28,261)		(22,897)
Total deferred income tax liabilities (assets)		(28,261)		(22,897)
Derivative linked securities
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		78,202		131,259
Total deferred income tax liabilities		(30,881)		(34,635)
Total deferred income tax liabilities (assets)		47,321		96,624
Others
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		1,081,691	[1]	469,540
Total deferred income tax liabilities		(740,462)	[1]	(762,633)
Total deferred income tax liabilities (assets)		341,229	[1]	(293,093)
Deductible temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax assets		2,493,796		1,715,391		₩ 1,562,537
The changes in cumulative temporary differences
Beginning		6,186,895		5,641,699
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ 8,828,075		₩ 6,186,895
Tax rate		27.50%		27.50%
Deductible temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ 6,384,486		₩ 5,839,583
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		2,390,767
Decrease		3,914,448		3,226,175
Increase		4,289,030		3,771,078
Ending		9,149,835		6,384,486
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		424,383		411,903
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		6,383
Decrease		426,457		411,747
Increase		540,396		424,227
Ending		544,705		424,383
Deductible temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		2,018		12,481
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		105,505
Decrease		96,885		16,160
Increase		83,111		5,697
Ending		93,749		2,018
Deductible temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		15,985		21,927
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		9,658		21,402
Increase		8,189		15,460
Ending		14,516		15,985
Deductible temporary differences | Share based payments
The changes in cumulative temporary differences
Beginning		63,092		60,071
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		5
Decrease		55,601		52,475
Increase		54,589		55,496
Ending		62,085		63,092
Deductible temporary differences | Provisions for acceptance and guarantees
The changes in cumulative temporary differences
Beginning		76,214		73,809
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		76,214		73,809
Increase		61,984		76,214
Ending		61,984		76,214
Deductible temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		186,035		503,277
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		5,201
Decrease		191,236		503,277
Increase		76,238		186,035
Ending		76,238		186,035
Deductible temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		29,978		24,593
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		29,732		24,347
Increase		61,783		29,732
Ending		62,029		29,978
Deductible temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		44,085		0
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		44,085		0
Increase		76,583		44,085
Ending		76,583		44,085
Deductible temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		1,930		1,841
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		35,863
Decrease		15,098		1,841
Increase		3,574		1,930
Ending		26,269		1,930
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		185,380		184,870
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		47,034		47,217
Increase		232,655		47,727
Ending		371,001		185,380
Deductible temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		136,236		269,731
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		136,070		264,318
Increase		251,524		130,823
Ending		251,690		136,236
Deductible temporary differences | Defined benefit liabilities
The changes in cumulative temporary differences
Beginning		2,161,219		1,977,430
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		94,105
Decrease		227,010		200,827
Increase		327,255		384,616
Ending		2,355,569		2,161,219
Deductible temporary differences | Accrued expenses
The changes in cumulative temporary differences
Beginning		911,599		993,906
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		75,498
Decrease		911,599		994,326
Increase		1,144,785		912,019
Ending		1,220,283		911,599
Deductible temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		477,307		13,679
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		477,307		13,679
Increase		284,370		477,307
Ending		284,370		477,307
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		1,669,025	[1]	1,290,065
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination	[1]	2,068,207
Decrease		1,170,462	[1]	600,750
Increase		1,081,994	[1]	979,710
Ending	[1]	3,648,764		1,669,025
Deductible temporary differences | Other provisions
The changes in cumulative temporary differences
Beginning		4,788		3,416
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		3,054		4,788
Deductible temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		67,645		73,764
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		242,875		67,645
Deductible temporary differences | Others
The changes in cumulative temporary differences
Beginning		125,158		120,704
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		75,831		125,158
Taxable temporary differences
Deferred Tax Assets And Liabilities Abstract [Abstract]
Total deferred income tax liabilities		(3,591,024)		(2,489,587)		₩ (2,050,913)
The changes in cumulative temporary differences
Beginning		(8,999,893)		(7,409,277)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ (12,981,620)		₩ (8,999,893)
Tax rate		27.50%		27.50%
Taxable temporary differences | Gross Temporary Difference Unused Tax Losses And Unused Tax Credits Member [Member]
The changes in cumulative temporary differences
Beginning		₩ (9,135,264)		₩ (7,537,520)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		(3,293,011)
Decrease		(4,817,114)		(5,320,410)
Increase		(5,697,528)		(6,918,154)
Ending		(13,308,689)		(9,135,264)
Taxable temporary differences | Allowances for credit losses
The changes in cumulative temporary differences
Beginning		(11,877)		(238)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(11,877)		(238)
Increase		(12,203)		(11,877)
Ending		(12,203)		(11,877)
Taxable temporary differences | Impairment losses of property and equipment
The changes in cumulative temporary differences
Beginning		(4,163)		(4,457)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(111)		(212)
Increase		117		82
Ending		(3,935)		(4,163)
Taxable temporary differences | Gains or losses on valuation of derivatives
The changes in cumulative temporary differences
Beginning		(576,743)		(49,036)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(576,743)		(49,036)
Increase		(812,662)		(576,743)
Ending		(812,662)		(576,743)
Taxable temporary differences | Present value discount
The changes in cumulative temporary differences
Beginning		(15,278)		(8,656)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(15,278)		(8,656)
Increase		(10,916)		(15,278)
Ending		(10,916)		(15,278)
Taxable temporary differences | Gains or losses on fair value hedge
The changes in cumulative temporary differences
Beginning		0		(94,085)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Decrease				(94,085)
Increase				0
Ending				0
Taxable temporary differences | Accrued interest
The changes in cumulative temporary differences
Beginning		(401,337)		(411,487)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		(168,859)
Decrease		(394,255)		(362,627)
Increase		(281,685)		(352,477)
Ending		(457,626)		(401,337)
Taxable temporary differences | Deferred loan origination fees and costs
The changes in cumulative temporary differences
Beginning		(752,178)		(727,528)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(752,178)		(727,528)
Increase		(820,223)		(752,178)
Ending		(820,223)		(752,178)
Taxable temporary differences | Advnaced depreciation provision
The changes in cumulative temporary differences
Beginning		(6,192)		(6,192)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		0		0
Increase		0		0
Ending		(6,192)		(6,192)
Taxable temporary differences | Gains or losses on revaluation
The changes in cumulative temporary differences
Beginning		(1,197,566)		(1,201,992)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(80,036)		(52,470)
Increase		(45,008)		(48,044)
Ending		(1,162,538)		(1,197,566)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(419,055)		(316,346)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(70,188)		(19,421)
Increase		(297,809)		(122,130)
Ending		(646,676)		(419,055)
Taxable temporary differences | Gains or losses on valuation of security investment
The changes in cumulative temporary differences
Beginning		(906,790)		(601,496)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		(3,060,750)
Decrease		(899,660)		(594,206)
Increase		(1,358,042)		(899,500)
Ending		(4,425,922)		(906,790)
Taxable temporary differences | Retirement insurance expense
The changes in cumulative temporary differences
Beginning		(1,775,740)		(1,611,475)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		(61,789)
Decrease		(162,764)		(153,528)
Increase		(288,296)		(317,793)
Ending		(1,963,061)		(1,775,740)
Taxable temporary differences | Adjustments to the prepaid contributions
The changes in cumulative temporary differences
Beginning		(83,262)		(69,212)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(83,262)		(69,212)
Increase		(102,768)		(83,262)
Ending		(102,768)		(83,262)
Taxable temporary differences | Derivative linked securities
The changes in cumulative temporary differences
Beginning		(125,947)		(271,873)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		(125,947)		(271,873)
Increase		(112,293)		(125,947)
Ending		(112,293)		(125,947)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination		0
Decrease		0		0
Increase		0		0
Ending		(65,288)		(65,288)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(2,793,848)	[1]	(2,098,159)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Business combination	[1]	(1,613)
Decrease		(1,644,815)	[1]	(2,917,318)
Increase		(1,555,740)	[1]	(3,613,007)
Ending	[1]	(2,706,386)		(2,793,848)
Taxable temporary differences | Goodwill from merger
The changes in cumulative temporary differences
Beginning		(65,288)		(65,288)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		(65,288)		(65,288)
Taxable temporary differences | Investments in subsidiaries and others
The changes in cumulative temporary differences
Beginning		(68,836)		(62,367)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		(260,739)		(68,836)
Taxable temporary differences | Others
The changes in cumulative temporary differences
Beginning		(1,247)		(588)
Changes In Temporary Difference Unused Tax Losses And Unused Tax Credits Abstract [Abstract]
Ending		₩ (1,042)		₩ (1,247)

[1]	Includes PPA amount from acquisition of Prudential Life Insurance Company of Korea Ltd. and KB Insurance Co., Ltd., and others.